Eaton Vance
California Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 133.9%
Security	Principal Amount (000's omitted)	Value
Education — 23.8%
California Educational Facilities Authority, (University of Southern California), 5.00%, 10/1/55(1)	$2,500	$ 2,656,675
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,865	2,650,736
California Infrastructure and Economic Development Bank, (UCSF Clinical and Life Sciences Building), 5.25%, 5/15/59	1,500	1,619,037
California Municipal Finance Authority, (Westside Neighborhood School), 5.50%, 6/15/39(2)	600	647,105
California State University, 5.25%, 11/1/56(1)	5,500	5,999,950
University of California, 5.00%, 5/15/53(1)	5,000	5,333,200
		$ 18,906,703
General Obligations — 53.9%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$985	$ 977,152
Antelope Valley Community College District, CA, (Election of 2016), 0.00%, 2/1/50	3,500	1,142,929
Benicia Unified School District, CA, (Election of 2024), 5.00%, 8/1/51	325	348,688
California:
4.85%, 12/1/46	1,500	1,567,671
5.00%, 9/1/52	2,670	2,821,535
5.25%, 9/1/53(1)	5,000	5,404,200
Corona-Norco Unified School District, CA, (Election of 2014), 5.00%, 8/1/49	250	269,060
Encinitas Union School District, CA, (Election of 2024), 5.00%, 8/1/54(1)	1,875	1,998,862
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	985	1,103,620
Lucia Mar Unified School District, CA, (Election of 2024), 5.00%, 8/1/55(3)	1,000	1,069,624
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	1,750	1,691,864
Newark Unified School District, CA, (Election of 2024), 5.25%, 8/1/54	1,380	1,497,828
Pasadena Unified School District, CA, (Election of 2020), 5.25%, 8/1/50	1,000	1,096,756
Rio Hondo Community College District, CA, (Election of 2024), 5.25%, 8/1/55(1)	1,875	2,028,487
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50	2,500	2,455,660
San Diego Community College District, CA, (Election of 2024), 5.00%, 8/1/55(1)	5,000	5,345,000
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(1)	3,500	3,753,295
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Leandro Unified School District, CA, (Election of 2024), 5.00%, 8/1/52	$335	$ 358,626
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,850	2,021,410
San Rafael City Elementary School District, CA, (Election of 2022), 5.00%, 8/1/55	740	783,359
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	555	558,852
Santa Monica-Malibu Unified School District, CA, (Election of 2024):
4.125%, 8/1/55	45	44,746
4.25%, 8/1/52	200	201,648
Solano County Community College District, CA, (Election of 2012), 5.00%, 8/1/50	510	549,844
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	675	653,495
Ventura Unified School District, CA, (Election of 2022), 5.25%, 8/1/55(1)	2,200	2,360,512
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/47	750	737,693
		$ 42,842,416
Hospital — 3.0%
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	$1,060	$ 1,001,256
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	925	925,698
University of California Medical Center, 1.25%, 5/15/45(4)	500	500,000
		$ 2,426,954
Housing — 3.8%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 272,194
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	490	505,725
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,541,357
Los Angeles Housing Authority, CA, (Clarendon Apartments), 4.35%, 12/1/49	750	696,699
		$ 3,015,975
Insured - General Obligations — 9.8%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$225	$ 220,944

Eaton Vance
California Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	$225	$ 174,320
Lancaster School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/55(1)	4,100	4,343,499
Mount Pleasant Elementary School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	300	318,243
(AG), 5.00%, 8/1/50	345	365,979
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,153,639
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	165	162,222
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/49	1,000	1,072,995
		$ 7,811,841
Insured - Hospital — 7.1%
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/44	$5,725	$ 5,638,875
		$ 5,638,875
Insured - Transportation — 7.9%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/52	$6,000	$ 1,724,483
(AMBAC), 0.00%, 10/1/29	5,000	4,539,670
		$ 6,264,153
Other Revenue — 1.3%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 7/1/34 (Put Date), 10/1/55	$1,000	$ 1,066,268
		$ 1,066,268
Senior Living/Life Care — 5.0%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 1,038,649
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	670,813
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/49	1,300	1,336,905
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(2)	375	356,435
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
California Statewide Communities Development Authority, (Moldaw Residences), 4.25%, 11/1/44	$465	$ 472,196
California Statewide Communities Development Authority, (Sequoia Living), 5.00%, 7/1/55	120	126,559
		$ 4,001,557
Transportation — 13.9%
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 1.25%, 4/1/55(4)	$500	$ 500,000
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	3,016,420
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(1)	5,000	5,177,550
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	1,235	1,282,791
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.75%, 5/1/48	990	1,077,877
		$ 11,054,638
Water and Sewer — 4.4%
California Department of Water Resources, (Central Valley), 5.00%, 12/1/51	$225	$ 243,943
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(1)	3,000	3,185,310
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	40	38,717
		$ 3,467,970
Total Tax-Exempt Municipal Obligations (identified cost $104,858,488)		$106,497,350

Taxable Municipal Obligations — 11.0%
Security	Principal Amount (000's omitted)	Value
Education — 4.4%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$1,850	$ 1,703,135
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	470	416,778
University of California, 3.73%, 7/1/41(5)	1,400	1,400,000
		$ 3,519,913

Eaton Vance
California Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 2.7%
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	$2,500	$ 2,188,081
		$ 2,188,081
Housing — 0.7%
California Municipal Finance Authority, (Witmer Manor), (FNMA), 6.00%, 11/1/43	$500	$ 521,617
		$ 521,617
Insured - General Obligations — 1.6%
Peralta Community College District, CA, (NPFG), (LOC: Barclays Bank PLC), 3.70%, 8/5/31(5)	$1,250	$ 1,250,000
		$ 1,250,000
Insured - Transportation — 1.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,000	$ 1,249,039
		$ 1,249,039
Total Taxable Municipal Obligations (identified cost $9,086,555)		$ 8,728,650
Total Investments — 144.9% (identified cost $113,945,043)		$115,226,000
Other Assets, Less Liabilities — (44.9)%		$(35,688,800)
Net Assets — 100.0%		$ 79,537,200
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2026, the aggregate value of these securities is $1,420,318 or 1.8% of the Trust's net assets.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 28, 2026.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2026, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 11.1% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.

The Trust did not have any open derivative instruments at February 28, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
California Municipal Income Trust
February 28, 2026
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$106,497,350	$ —	$106,497,350
Taxable Municipal Obligations	—	8,728,650	—	8,728,650
Total Investments	$—	$115,226,000	$—	$115,226,000
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.
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